Income and deferred tax - Deferred income tax assets and liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax
Net, Balance at beginning of period	€ (3,807)	€ (8,197)
Recognized in profit or loss	5,331	4,597	€ (7,722)
Recognized in other comprehensive income	1,877	(406)
Foreign currency translation	(584)	199
Net, Balance at end of period	2,817	(3,807)	(8,197)
Deferred tax asset	101,497	60,915
Deferred tax liabilities	(98,680)	(64,722)
Deferred tax liabilities offset against assets	(84,164)	(46,585)
Deferred tax assets offset against liabilities	84,164	46,585
Net deferred tax assets	17,333	14,330
Net deferred tax liabilities	(14,516)	(18,137)
Property, plant and equipment
Tax
Net, Balance at beginning of period	(11,533)	(9,457)
Recognized in profit or loss	(18,057)	(2,096)
Foreign currency translation	199	20
Net, Balance at end of period	(29,391)	(11,533)	(9,457)
Deferred tax asset	2,252	1,807
Deferred tax liabilities	(31,643)	(13,340)
Intangible assets
Tax
Net, Balance at beginning of period	(13,300)	(19,646)
Recognized in profit or loss	15,910	6,285
Foreign currency translation		61
Net, Balance at end of period	2,610	(13,300)	(19,646)
Deferred tax asset	3,563	4,004
Deferred tax liabilities	(953)	(17,304)
Rights of use assets
Tax
Net, Balance at beginning of period	(29,609)	(28,839)
Recognized in profit or loss	5,495	(770)
Net, Balance at end of period	(24,114)	(29,609)	(28,839)
Deferred tax liabilities	(24,114)	(29,609)
Financial assets
Tax
Net, Balance at beginning of period	(2,830)	(1,446)
Recognized in profit or loss	(33,209)	(965)
Recognized in other comprehensive income	419	(419)
Net, Balance at end of period	(35,620)	(2,830)	(1,446)
Deferred tax asset	978	783
Deferred tax liabilities	(36,598)	(3,613)
Provisions and deferred income
Tax
Net, Balance at beginning of period	8,121	9,250
Recognized in profit or loss	(8,127)	(1,142)
Recognized in other comprehensive income	(316)	13
Net, Balance at end of period	(322)	8,121	9,250
Deferred tax asset	4,856	8,347
Deferred tax liabilities	(5,178)	(226)
Lease obligations
Tax
Net, Balance at beginning of period	24,701	25,278
Recognized in profit or loss	(852)	(577)
Net, Balance at end of period	23,849	24,701	25,278
Deferred tax asset	23,849	24,701
Other
Tax
Net, Balance at beginning of period	6,312	4,244
Recognized in profit or loss	9,704	2,068
Recognized in other comprehensive income	1,774
Foreign currency translation	(783)
Net, Balance at end of period	17,007	6,312	4,244
Deferred tax asset	17,201	6,942
Deferred tax liabilities	(194)	(630)
Tax credits
Tax
Net, Balance at beginning of period	461	273
Recognized in profit or loss	(319)	188
Net, Balance at end of period	142	461	273
Deferred tax asset	142	461
Loss carryforwards
Tax
Net, Balance at beginning of period	13,870	12,146
Recognized in profit or loss	34,786	1,606
Foreign currency translation		118
Net, Balance at end of period	48,656	13,870	€ 12,146
Deferred tax asset	€ 48,656	€ 13,870